                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration Nos. 333-65965 and
                                                811-9003



                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN

                 SUPPLEMENT TO THE POLARIS II A-CLASS PROSPECTUS

                             DATED DECEMBER 29, 2000

================================================================================


THE FOLLOWING PARAGRAPH IS ADDED AS THE LAST PARAGRAPH OF THE SECOND PAGE OF THE PROFILE UNDER SECTION 5, "EXPENSES":

     If you elect the EstatePlus benefit, we charge a 0.25%fee. The EstatePlus fee is an annualized charge that we deduct daily from your net asset value. EstatePlus is not available if you are age 81 or older at the time of contract issue.

THE FOLLOWING TABLE REPLACES THE TABLE ON THE THIRD PAGE OF THE PROFILE:

                                            TOTAL ANNUAL    TOTAL        TOTAL        TOTAL EXPENSES   TOTAL
                                            INSURANCE       ANNUAL       ANNUAL       AT THE END OF    EXPENSES AT
                                            CHARGES         INVESTMENT   CHARGES      1 YEAR           THE END OF 10
                                                            CHARGES                   WITH/WITHOUT     YEARS
                                                                                      ESTATEPLUS*      WITH/WITHOUT
                                                                                                       ESTATEPLUS*
ANCHOR SERIES TRUST PORTFOLIOS

Capital Appreciation1                       0.85%           0.74%        1.59%        $76/73           $259/234
Government and Quality Bond                 0.85%           0.66%        1.51%        $75/73           $251/226
Growth                                      0.85%           0.73%        1.58%        $76/73           $258/233
SUNAMERICA SERIES TRUST PORTFOLIO
Aggressive Growth                           0.85%           0.75%        1.60%        $76/74           $260/235
Alliance Growth                             0.85%           0.63%        1.48%        $75/72           $248/222
Asset Allocation                            0.85%           0.63%        1.48%        $75/72           $248/222
Blue Chip Growth2,5                         0.85%           0.85%        1.70%        $77/75           $270/245
Cash Management3                            0.85%           0.53%        1.38%        $74/71           $238/212
Corporate Bond                              0.85%           0.71%        1.56%        $76/73           $256/231
Davis Venture Value                         0.85%           0.74%        1.59%        $76/73           $259/234
"Dogs" of Wall Street5                      0.85%           0.67%        1.52%        $75/73           $252/227
Emerging Markets5                           0.85%           1.90%        2.75%        $88/85           $369/347
Federated Value                             0.85%           0.77%        1.62%        $76/74           $262/237
Global Bond                                 0.85%           0.84%        1.69%        $77/74           $269/244
Global Equities                             0.85%           0.84%        1.69%        $77/74           $269/295
Goldman Sachs Research2,5                   0.85%           1.35%        2.20%        $82/80           $319/295
Growth-Income                               0.85%           0.56%        1.41%        $74/72           $241/215
Growth Opportunities2,5                     0.85%           1.00%        1.85%        $79/76           $285/260
High-Yield Bond                             0.85%           0.67%        1.52%        $75/73           $252/227
International Diversified Equities          0.85%           1.22%        2.07%        $81/78           $306/282
International Growth and Income             0.85%           1.21%        2.06%        $81/78           $305/281
MFS Growth and Income                       0.85%           0.75%        1.60%        $76/74           $260/235
MFS Mid-Cap Growth5                         0.85%           1.15%        2.00%        $80/78           $299/275
MFS Total Return                            0.85%           0.75%        1.60%        $76/74           $260/235
Putnam Growth                               0.85%           0.80%        1.65%        $77/74           $265/240
Real Estate                                 0.85%           0.92%        1.77%        $78/75           $277/252
SunAmerica Balanced                         0.85%           0.66%        1.51%        $75/73           $251/226
Technology2,5                               0.85%           1.55%        2.40%        $84/82           $337/314
Telecom Utility4                            0.85%           0.84%        1.69%        $77/74           $269/244
Worldwide High Income                       0.85%           1.12%        1.97%        $80/77           $297/272

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* Includes sales charge applicable to a $1,000 purchase payment, or 5.75%
  and applicable charge for the EstatePlus benefit (0.25%).

1 The Total Annual Investment Charge noted here is restated to reflect an estimate of the fees for the portfolio for the current fiscal year. This fee increase became effective August 1,2000 following approval by the Board of Directors of the Trust and the shareholders.

2 This portfolio was not available for sale during the fiscal year 2000. The
  Total Annual Investment Charges are based on estimated amounts for the current fiscal year.

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

3 Formerly managed by SunAmerica Asset Management Corp.

4 Formerly named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

5 For these portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time. For more detailed information, see Fee Tables and Examples in the prospectus. Only certain portfolios relied on these waivers and reimbursements during the fiscal year as follows: MFS Mid-Cap Growth (1.17%). Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the "Dogs" of Wall Street Portfolio would have been 0.67% and for the Emerging Markets Portfolio (1.77%). For the""Dogs" of Wall Street portfolio for fiscal year ended January 31,2000, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after the recoupment remaining at 0.67%.


THE FOLLOWING PARAGRAPH IS ADDED AS THE LAST PARAGRAPH IN THE PROFILE UNDER
SECTION 9, "DEATH BENEFIT" ON THE FOURTH PAGE:

     In addition, for a fee, you may elect the EstatePlus benefit, which can increase your selected death benefit when payable. This benefit is not available if you are age 81 or older at the time of contract issue. EstatePlus may also not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.


THE FOLLOWING IS ADDED TO THE FEE TABLE ON PAGE 4 OF THE PROSPECTUS:

     OPTIONAL ESTATE PLUS FEE

     (EstatePlus, an enhanced death benefit feature, is optional and if elected, the annualized charge is deducted daily.) Fee as a percentage of your daily net asset value...........................0.25%


THE FOLLOWING TABLE REPLACES THE TEXT PRECEDING THE TABLE AND THE TABLE ON PAGE 5 OF THE PROSPECTUS:

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets and a sales charge of 5.75% as well as investment management expenses after waiver, reimbursement or recoupment, if applicable. At the 5.75% sales charge level, we do not deduct any additional fees or charges when you surrender your contract.*

     (a)  If you elect the optional EstatePlus benefit.

     (b)  If you do not elect the optional EstatePlus benefit.

PORTFOLIO                                      1               3             5            10
                                             YEAR            YEARS         YEARS        YEARS
Capital Appreciation                        (a) $76         (a) $112     (a) $151     (a) $259
                                            (a) $73         (b) $105     (b) $139     (b) $234
Government and Quality Bond                 (a) $75         (a) $110     (a) $147     (a) $251
                                            (b) $73         (b) $103     (b) $135     (b) $226
Growth                                      (a) $76         (a) $112     (a) $151     (a) $258
                                            (b) $73         (b) $105     (b) $138     (b) $233
Aggressive Growth                           (a) $76         (a) $113     (a) $152     (a) $260
                                            (b) $74         (b) $105     (b) $139     (b) $235
Alliance Growth                             (a) $75         (a) $109     (a) $146     (a) $248
                                            (b) $72         (b) $102     (b) $133     (b) $222
Asset Allocation                            (a) $75         (a) $109     (a) $146     (a) $248
                                            (b) $72         (b) $102     (b) $133     (b) $222
Blue Chip Growth                            (a) $77         (a) $116     (a) $156     (a) $270
                                            (b) $75         (b) $108     (b) $144     (b) $245
Cash Management                             (a) $74         (a) $106     (a) $141     (a) $238

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

                                            (b) $71         (b) $99      (b) $128     (b) $212
Corporate Bond                              (a) $76         (a) $111     (a) $150     (a) $256
                                            (b) $73         (b) $104     (b) $137     (b) $231
Davis Venture Value                         (a) $76         (a) $112     (a) $151     (a) $259
                                            (b) $73         (b) $105     (b) $139     (b) $234
"Dogs"  of Wall Street                      (a) $75         (a) $110     (a) $148     (a) $252
                                            (b) $73         (b) $103     (b) $135     (b) $227
Emerging Markets                            (a) $88         (a) $146     (a) $207     (a) $369
                                            (b) $85         (b) $139     (b) $195     (b) $347
Federated Value                             (a) $76         (a) $113     (a) $153     (a) $262
                                            (b) $74         (b) $106     (b) $140     (b) $237
Global Bond                                 (a) $77         (a) $115     (a) $156     (a) $269
                                            (b) $74         (b) $108     (b) $144     (b) $244
Global Equities                             (a) $77         (a) $115     (a) $156     (a) $269
                                            (b) $74         (b) $108     (b) $144     (b) $244
Goldman Sachs Research                      (a) $82         (a) $130     (a) $181     (a) $319
                                            (b) $80         (b) $123     (b) $169     (b) $295
Growth-Income                               (a) $74         (a) $107     (a) $142     (a) $241
                                            (b) $72         (b) $100     (b) $130     (b) $215
Growth Opportunities                        (a) $79         (a) $120     (a) $164     (a) $285
                                            (b) $76         (b) $113     (b) $152     (b) $260
High-Yield Bond                             (a) $75         (a) $110     (a) $148     (a) $252
                                            (b) $73         (b) $103     (b) $135     (b) $227
International Diversified Equities          (a) $81         (a) $126     (a) $174     (a) $306
                                            (b) $78         (b) $119     (b) $162     (b) $282
International Growth and Income             (a) $81         (a) $126     (a) $174     (a) $305
                                            (b) $78         (b) $119     (b) $162     (b) $281
MFS Growth and Income                       (a) $76         (a) $113     (a) $152     (a) $260
                                            (b) $74         (b) $105     (b) $139     (b) $235
MFS Mid-Cap Growth                          (a) $80         (a) $124     (a) $171     (a) $299
                                            (b) $78         (b) $117     (b) $159     (b) $275
MFS Total Return                            (a) $76         (a) $113     (a) $152     (a) $260
                                            (b) $74         (b) $105     (b) $139     (b) $235
Putnam Growth                               (a) $77         (a) $114     (a) $154     (a) $265
                                            (b) $74         (b) $107     (b) $142     (b) $240
Real Estate                                 (a) $78         (a) $118     (a) $160     (a) $277
                                            (b) $75         (b) $110     (b) $148     (b) $252
SunAmerica Balanced                         (a) $75         (a) $110     (a) $147     (a) $251
                                            (b) $73         (b) $103     (b) $135     (b) $226
Technology                                  (a) $84         (a) $136     (a) $190     (a) $337
                                            (b) $82         (b) $129     (b) $178     (b) $314
Telecom Utility                             (a) $77         (a) $115     (a) $156     (a) $269
                                            (b) $74         (b) $108     (b) $144     (b) $244
Worldwide High Income                       (a) $80         (a) $123     (a) $170     (a) $297
                                            (b) $77         (b) $116     (b) $157     (b) $272

----------

* We do not currently charge a withdrawal charge upon annuitization, unless the contract is annuitized using the Income Protector feature. We assess any applicable withdrawal charge upon annuitization under the Income Protector feature assuming a full surrender of your contract.


THE FOLLOWING IS ADDED TO PAGE 12 OF THE PROSPECTUS AT THE END OF THE "DEATH BENEFIT" SECTION:

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount.

The term "Net Purchase Payment" is used frequently in explaining the EstatePlus benefit. We define Net Purchase Payments as Gross Purchase Payments less an adjustment for each withdrawal.

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

To calculate the adjustment amount for a withdrawal, you first determine the percentage by which the contract value is reduced by the withdrawal, on the date of the withdrawal. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The percentage amount is then multiplied by the amount of Net Purchase Payments immediately before the withdrawal to get the adjustment amount. This amount is subtracted from the amount of Net Purchase Payment(s) immediately before the withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract.

The EstatePlus benefit may increase the death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage") to the death benefit payable. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or Maximum Anniversary options. The contract year of your death will determine the EstatePlus percentage and the Maximum EstatePlus percentage.

The table below provides the details if you were age 69 or younger at the time we issue your contract:

Contract Year of Death           Estate Plus Percentage         Maximum EstatePlus Percentage
----------------------           ----------------------         -----------------------------
Years 0-4                        25% of earnings                40% of Net Purchase Payments

Years 5-9                        40% of earnings                65% of Net Purchase Payments*

Years 10+                        50% of earnings                75% of Net Purchase Payments*


If you are between your 70th and 81st birthday at the time we issue your contract, the table below shows the available EstatePlus benefit:

Contract Year of Death           Estate Plus Percentage         Maximum EstatePlus Percentage
----------------------           ----------------------         -----------------------------
Years 0-10+                      25% of earnings                40% of Net Purchase Payments*


*Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

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

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. See SPOUSAL CONTINUATION on page 12. The EstatePlus benefit is not available after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. See INCOME OPTIONS on page 16.

EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

We reserve the right to modify, suspend or terminate the EstatePlus benefit (in its entirety or any component) at any time.

THE FOLLOWING PARAGRAPH REPLACES THE SECOND TO LAST PARAGRAPH UNDER THE SUBSECTION "SPOUSAL CONTINUATION" ON PAGE 13 OF THE PROSPECTUS:

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is older than age of 80 on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. See APPENDIX C below for further explanation of the death benefit calculations following a Spousal Continuation.

THE FOLLOWING IS ADDED BEFORE THE LAST PARAGRAPH OF APPENDIX C ON PAGE C-1 OF THE PROSPECTUS:

B.   THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The term "Continuation Net Purchase Payment" is used frequently to describe the Estate Plus benefit payable to the beneficiary of the Continuing Spouse. We define Continuation

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

Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The following table identifies the factors we use in determining the percentage of earnings that will be added to the death benefit at the Continuing Spouse's date of death, if the Continuing Spouse is between their 70th and 81st birthday on the Continuation Date:

Contract Year of Death             EstatePlus Percentage        Maximum EstatePlus Percentage
----------------------             ---------------------        -----------------------------
Years 0-4                          25% of earnings              40% of Continuation Net Purchase Payments

Years 5-9                          40% of earnings              65% of Continuation Net Purchase Payments*

Years 10+                          50% of earnings              75% of Continuation Net Purchase Payments*


If the Continuing Spouse was age 70 up to age 81 on the Continuation Date, the table below shows the available EstatePlus benefit:


Contract Year of Death             EstatePlus Percentage        Maximum EstatePlus Percentage
----------------------             ---------------------        -----------------------------
Years 0-10+                        25% of earnings              40% of Continuation Net Purchase Payments*


*Purchase Payments received after the 5th year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1)  equals the contract value on the Continuing Spouse's date of death;

     (2)  equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

Date:    January 25, 2001


                Please keep this Supplement with your Prospectus.

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